6. ACCOUNTS PAYABLE (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Accounts Payable Details
Suppliers	$ 93,217	$ 2,237
Seamen	63,623	70,702
Insurers	6,085	21,480
Agents	52,641	16,134
Brokers	12,319	8,081
Managers		23,966
Other creditors	97,341	115,645
Total	$ 325,226	$ 258,245